Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	$ 40,511	$ 8,957
(Loss)/Profit attributable to non-controlling interests	2,246	5,267
Income tax	(10,147)	9,577
Share of (profits)/losses of associates	668	(1,823)
Financial expense, net	100,534	99,289
Depreciation, amortization, and impairment charges	109,619	75,736
Total segment Adjusted EBITDA	(162,409)	(179,089)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	(40,511)	(8,957)
(Loss)/Profit attributable to non-controlling interests	2,246	5,267
Income tax	(10,147)	9,577
Share of (profits)/losses of associates	668	(1,823)
Financial expense, net	100,534	99,289
Depreciation, amortization, and impairment charges	109,619	75,736
Total segment Adjusted EBITDA	$ 162,409	$ 179,089